UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                          BNY Mellon ETF Trust

(Exact name of registrant as specified in charter)
240 Greenwich Street
_____________New York, New York 10286_____________

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
_________________New York, New York 10286_____________
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  June 30
Date of reporting period:  June 30, 2023

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Ultra Short Income ETF
BNY Mellon Responsible Horizons Corporate Bond ETF

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon ETF Trust
ANNUAL REPORT June 30, 2023
BNY Mellon Ultra Short Income ETF

Contents
The Fund
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sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 6
Understanding Your Fund’s Expenses 7
Statement of Investments 8
Statement of Assets and Liabilities 13
Statement of Operations 14
Statement of Changes in Net Assets 15
Financial Highlights 16
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 25
Important Tax Information 26
Information About the Review and Renewal of the Fund’s Management
and Sub-Investment Advisory Agreements 27
Board Members Information 30
Officers of the Trust 32
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from July 1, 2022, through June 30, 2023, as provided by Stephen Murphy, CFA, and Anthony Honko, portfolio managers employed by the fund’s sub-adviser, Dreyfus, a division of
Mellon Investments Corporation.
Market and Fund Performance Overview
For the 12-month period ended June 30, 2023, BNY Mellon Ultra Short Income ETF
(the “fund”) produced a net asset value total return of 3.64%.
1
In comparison, the ICE
BofA 3-Month U.S. Treasury Bill Index (the “Index”), the fund’s benchmark, returned
3.59% for the same period.
2
Short-term, fixed-income yields rose during the period as interest rates rose. The fund outperformed the Index largely as a result of its reinvestment of maturing, short-term, fixed-rate corporate instruments in higher-yielding, fixed- and floating-rate assets.
The Fund’s Investment Approach
The fund seeks high current income consistent with the maintenance of liquidity and low volatility of principal. To pursue its goal, the fund normally invests at least 80%
of its net assets in investment-grade, U.S. dollar-denominated, fixed, variable, and floating-rate debt or cash equivalents. The fund typically seeks to maintain an effective duration of one year or less, although, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund’s duration may be longer than one year. The fund’s portfolio, under normal market conditions, will have an average credit rating of at least A or the equivalent.
The fund’s portfolio managers seek to achieve what they believe provides the optimal portfolio for the fund in terms of preservation of principal, liquidity and high current income. To do so, the portfolio managers use a top-down and bottom-up investment process, and leverage the breadth and depth of Dreyfus’ research resources. The portfolio managers focus on preservation of principal and downside protection, by proactively monitoring issuer and counterparty risk, and ensure appropriate portfolio liquidity through a combination of overnight investments and short-term, highly liquid securities.
Inflation Drives Yields Higher
Persistently high inflation led the U.S. Federal Reserve (the “Fed”) to implement a series of aggressive interest rate hikes, raising the federal funds rate by a total of 3.50%
during the period. Rising rates drove bond yields sharply higher, with the one-year
Treasury bill increasing nearly 3% and the two-year Treasury bill up nearly 2%. The yield curve inverted as the two-year Treasury rate exceeded the 10-year Treasury rate, a condition widely viewed as a precursor to a recession. Credit spreads widened amid fears of a marked economic slowdown. Credit spreads refer to the comparative yields of bonds of different credit quality but the same maturity.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
Rising rates caused turmoil in the regional banking industry, leading to a few high-
profile bank failures in March and April 2023. While volatility spiked higher, and spreads widened sharply in the banking sector, swift action by federal authorities appeared to limit the impact, reducing stresses and easing concerns. Uncertainty regarding federal debt ceiling negotiations in May added further short-term volatility, which ended with
Congressional agreement to raise the debt ceiling. For the period as a whole, while long-term U.S. bond prices struggled against the backdrop of rising yields, short-term notes and floating-rate instruments produced positive returns.
Returns Benefit from Reinvesting in Higher-Yielding Instruments
The fund benefited from the rising yield environment. By maintaining a duration of approximately six months during the reporting period, we positioned the fund to continually reinvest funds from maturing assets at more attractive yields. Approximately two-thirds of the fund’s assets were invested in short-term money market and floating-
rate securities. Our focus on higher-quality corporate credit rated A or better enabled the fund to withstand the regional banking crisis of 2023 relatively well, and to add exposure to credits in the banking sector at more attractive spreads at the height of the turmoil. Conversely, the fund’s modest exposure to longer-term, fixed-rate securities, which comprised approximately 10% to 15% of the portfolio, detracted from returns relative to the Index. The fund maintained those longer-term positions for diversification and as a hedge against the possibility of declining rates.
Expecting Rates to Remain Elevated
While inflation has declined from an annualized rate of 9.06% in June 2022 to 4.05%
as of May 2023, it remains well above the Fed target of 2%. Accordingly, while the pace of the Fed’s interest rate increases has slowed in 2023, we expect at least one additional increase later this year. Although the market has priced in an expectation for rate cuts in the near to medium term, we expect the Fed to maintain rates higher for longer than the market expects, particularly in view of recent labor market strength.
Until we see a likelihood of rate reductions, we expect to maintain the fund’s current duration position, increasing exposure to floating-rate credit as attractive opportunities present themselves. We may also seek to take advantage of attractive pricing in six-to-
nine month fixed-rate commercial paper.
July 17, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: FactSet - The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading

5
market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price decline.

FUND PERFORMANCE
(Unaudited)
6
Comparison of change in value of a $10,000 investment in BNY Mellon Ultra Short Income ETF with a hypothetical investment of $10,000 in ICE BofA 3-Month U.S. Treasury Bill Index.
† Sources: FactSet
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Ultra Short Income ETF on 8/9/21 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The ICE BofA
3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of June 30, 2023
Inception Date 1 Year From Inception
BNY Mellon Ultra Short Income ETF
Net Asset Value Return 8/9/21 3.64% 2.05%
Market Price Return 8/9/21 3.62% 2.02%
ICE BofA 3-Month U.S. Treasury Bill
Index 8/9/21 3.59% 3.76%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
7
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended June 30, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended June 30, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,023.80 1,024.20 0.60 0.60 0.12

STATEMENT OF INVESTMENTS
June 30, 2023
8
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 7.8%
Ford Credit Auto Lease Trust, Series 2021-B, Class A4, 0.40%,
12/15/2024 350,000 344,091
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A,
3.06%, 4/15/2026 300,000 293,692
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A,
0.68%, 8/15/2025
(a)
300,000 298,298
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3,
0.41%, 11/18/2025 292,211 281,309
Hyundai Auto Lease Securitization Trust, Series 2021-C, Class A4,
0.48%, 9/15/2025
(a)
350,000 339,454
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%,
7/15/2026
(a)
255,416 254,010
Oscar US Funding XII LLC, Series 2021-1A, Class A3, 0.70%,
4/10/2025
(a)
197,049 193,106
World Omni Automobile Lease Securitization Trust, Series 2022-A,
Class A3, 3.21%, 2/18/2025 300,000 294,444
Total Asset-Backed Securities (cost $2,374,756) 2,298,404
Commercial Paper – 35.4%
Australia & New Zealand Banking Group Ltd., 5.35%, 8/28/2023
(a)
(b)
550,000 545,326
Bedford Row Funding Corp., 5.36% (1 Month SOFR + 0.30%),
7/27/2023
(a)(c)
300,000 300,032
Collateralized Commercial Paper V Co., LLC, 5.31% (1 Month SOFR
+ 0.25%), 8/10/2023
(c)
300,000 300,029
Federation Caisses Desjardins, 5.20%, 8/14/2023
(a)(b)
575,000 571,266
HSBC Bank PLC, 5.72% (1 Month SOFR + 0.66%), 6/21/2024
(a)(c)
460,000 460,017
ING Funding, LLC, 5.14%, 9/01/2023
(b)
750,000 742,977
LMA SA/LMA-Americas, LLC
5.47%, 10/12/2023
(a)(b)
275,000 270,612
5.84%, 1/22/2024
(a)(b)
250,000 241,864
Manhattan Asset Funding Co., LLC, 5.73%, 12/06/2023
(a)(b)
375,000 365,730
Mizuho Bank Ltd., 5.10%, 7/25/2023
(a)(b)
850,000 846,996
Natixis NY Branch, 5.59%, 9/05/2023
(b)
750,000 742,789
Old Line Funding, LLC, 5.56% (1 Month SOFR + 0.50%),
3/04/2024
(a)(c)
275,000 275,000
Sheffield Receivables Corp., 5.47%, 10/10/2023
(a)(b)
850,000 836,742
Skandinav Enskilda Bank, 5.81% (1 Month SOFR + 0.75%),
8/02/2023
(a)(c)
850,000 850,469
Societe Generale SA, 5.89%, 3/13/2024
(a)(b)
675,000 647,615
Starbird Funding Corp., 5.28% (1 Month SOFR + 0.22%),
12/08/2023
(a)(c)
900,000 899,239
Swedbank , 5.53% (1 Month SOFR + 0.47%), 12/19/2023
(c)
900,000 900,466
Westpac Banking Corp., 5.39% (1 Month SOFR + 0.33%),
11/27/2023
(a)(c)
650,000 650,052
Total Commercial Paper (cost $10,449,306) 10,447,221

9
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 56.2%
Auto Manufacturers – 4.9%
American Honda Finance Corp., 2.90%, 2/16/2024 300,000 294,989
BMW US Capital LLC, 5.47% (3 Month SOFRIX + 0.38%),
8/12/2024
(a)(c)
300,000 299,335
General Motors Financial Co., Inc., 5.40%, 4/06/2026 250,000 247,215
PACCAR Financial Corp., 3.55%, 8/11/2025 300,000 291,086
Toyota Motor Credit Corp., 5.34% (3 Month SOFR + 0.32%),
1/13/2025
(c)
300,000 298,093
1,430,718
Banks – 33.6%
ANZ New Zealand Int'l Ltd., 5.69% (3 Month SOFR + 0.60%),
2/18/2025
(a)(c)
300,000 299,434
ASB Bank Ltd., 3.13%, 5/23/2024
(a)
350,000 342,058
Banco Santander SA, 6.33% (3 Month SOFR + 1.24%), 5/24/2024
(c)
350,000 351,412
Bank of Montreal
5.44% (3 Month SOFRIX + 0.35%), 12/08/2023
(c)
350,000 349,905
6.15% (3 Month SOFRIX + 1.06%), 6/07/2025
(c)
350,000 351,265
Bank of Nova Scotia (The), 5.47% (3 Month SOFR + 0.46%),
1/10/2025
(c)
300,000 298,161
Canadian Imperial Bank of Commerce
5.49% (3 Month SOFRIX + 0.40%), 12/14/2023
(c)
300,000 299,721
3.95%, 8/04/2025 275,000 265,947
Citigroup, Inc., 5.75% (3 Month SOFR + 0.67%), 5/01/2025
(c)
300,000 299,074
Commonwealth Bank of Australia, 5.84% (3 Month SOFR + 0.75%),
3/13/2026
(a)(c)
350,000 349,456
Goldman Sachs Group, Inc. (The), 5.75% (3 Month SOFR + 0.70%),
1/24/2025
(c)
200,000 199,715
HSBC Holdings PLC, 5.67% (3 Month SOFR + 0.58%), 11/22/2024
(c)
350,000 348,709
JPMorgan Chase & Co., 6.38% (3 Month SOFR + 1.32%),
4/26/2026
(c)
300,000 302,160
Keybank NA/Cleveland Oh, 4.70%, 1/26/2026 300,000 279,450
Manufacturers & Traders Trust Co., 4.65%, 1/27/2026 300,000 286,705
Mitsubishi UFJ Financial Group, Inc., 6.47% (3 Month SOFR +
1.39%), 9/12/2025
(c)
350,000 352,023
Morgan Stanley, 5.69% (3 Month SOFR + 0.63%), 1/24/2025
(c)
300,000 299,489
National Australia Bank Ltd., 5.40% (3 Month SOFR + 0.38%),
1/12/2025
(a)(c)
300,000 299,232
National Bank of Canada, 5.25%, 1/17/2025 300,000 297,427
Natwest Markets PLC, 5.62% (3 Month SOFR + 0.53%),
8/12/2024
(a)(c)
350,000 347,965
Nordea Bank Abp , 0.63%, 5/24/2024
(a)
300,000 286,005
PNC Financial Services Group, Inc. (The), 3.50%, 1/23/2024 300,000 296,284
Royal Bank of Canada, Series G, 5.49% (3 Month SOFRIX + 0.44%),
1/21/2025
(c)
300,000 298,669
Standard Chartered PLC, 6.83% (3 Month SOFR + 1.74%),
3/30/2026
(a)(c)
350,000 352,630
State Street Corp., 3.55%, 8/18/2025 98,000 94,462

STATEMENT OF INVESTMENTS
(continued)
10
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 56.2% (continued)
Banks – 33.6% (continued)
Sumitomo Mitsui Financial Group, Inc., 0.51%, 1/12/2024 300,000 291,727
Sumitomo Mitsui Trust Bank Ltd., 5.53% (3 Month SOFR + 0.44%),
9/16/2024
(a)(c)
300,000 298,723
Svenska Handelsbanken AB, 3.90%, 11/20/2023 300,000 297,511
Toronto-Dominion Bank (The), 5.44% (3 Month SOFR + 0.35%),
9/10/2024
(c)
300,000 299,119
Truist Bank, 3.20%, 4/01/2024 300,000 294,086
UBS AG, 0.45%, 2/09/2024
(a)
300,000 289,993
Wells Fargo & Co., 3.00%, 2/19/2025 300,000 288,085
Westpac Banking Corp., 5.39% (3 Month SOFR + 0.30%),
11/18/2024
(c)
300,000 298,917
9,905,519
Beverages – 0.8%
Diageo Capital PLC, 3.50%, 9/18/2023 250,000 248,865
248,865
Computers – 1.0%
International Business Machines Corp., 4.00%, 7/27/2025 300,000 293,336
293,336
Diversified Financial Services – 3.0%
American Express Co.
3.40%, 2/22/2024 300,000 295,601
5.85% (3 Month SOFR + 0.76%), 2/13/2026
(c)
250,000 249,516
Charles Schwab Corp. (The), 5.59% (3 Month SOFRIX + 0.50%),
3/18/2024
(c)
350,000 349,128
894,245
Food – 1.0%
Mondelez International, Inc., 2.13%, 3/17/2024 300,000 292,720
292,720
Insurance – 0.9%
Prudential Financial, Inc., 1.50%, 3/10/2026 300,000 274,196
274,196
Machinery-Construction & Mining – 1.0%
Caterpillar Financial Services Corp., 5.18% (3 Month SOFR +
0.17%), 1/10/2024
(c)
300,000 299,853
299,853
Machinery-Diversified – 2.0%
John Deere Capital Corp.
0.45%, 1/17/2024 300,000 291,950
4.80%, 1/09/2026 300,000 299,028
590,978
Oil & Gas – 1.0%
BP Capital Markets America, Inc., 3.41%, 2/11/2026 300,000 288,383
288,383

11
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 56.2% (continued)
Pharmaceuticals – 2.8%
AstraZeneca Finance LLC, 0.70%, 5/28/2024 300,000 287,535
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 300,000 293,209
Pfizer Investment Enterprises Pte Ltd., 4.45%, 5/19/2026 250,000 247,060
827,804
Retail – 1.0%
Walmart, Inc., 3.90%, 9/09/2025 300,000 294,104
294,104
Semiconductors – 1.0%
Intel Corp., 3.70%, 7/29/2025 300,000 291,850
291,850
Software – 1.0%
Salesforce, Inc., 0.63%, 7/15/2024 300,000 285,672
285,672
Telecommunications – 1.2%
Verizon Communications, Inc., 5.59% (3 Month SOFRIX + 0.50%),
3/22/2024
(c)
350,000 350,063
350,063
Total Corporate Bonds (cost $16,816,520) 16,568,306
Shares
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.07%
(d)(e)
(cost $39,339) 39,339 39,339
Total Investments (cost $29,679,921) 99.5% 29,353,270
Cash and Receivables (Net) 0.5% 144,877
Net Assets 100.0% 29,498,147
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $12,010,659 or 40.72% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of June 30, 2023.

STATEMENT OF INVESTMENTS
(continued)
12
See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:
Description
Value
6/30/22 Purchases ($)
1
Sales ($)
Value
6/30/23
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 119,646 14,659,356 (14,739,663) 39,339 9,553
Total – 0.1% 119,646 14,659,356 (14,739,663) 39,339 9,553
1
Includes reinvested dividends/distributions.
Portfolio Summary (Unaudited)
†
Value (%)
Financial 80.7
Consumer, Cyclical 5.9
Consumer, Non-cyclical 4.6
Industrial 3.0
Technology 3.0
Communications 1.2
Energy 1.0
Registered Investment Companies 0.1
99.5
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023
13
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 29,640,582 29,313,931
Affiliated issuers 39,339 39,339
Interest receivable 147,123
Dividends receivable 658
29,501,051
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 2,904
2,904
Net Assets ($) 29,498,147
Composition of Net Assets ($):
Paid-in capital 29,961,204
Total distributable earnings (loss) (463,057)
Net Assets ($) 29,498,147
Shares outstanding no par value (unlimited shares
authorized): 600,001
Net asset value per share 49.16
Market price per share 49.15

STATEMENT OF OPERATIONS
Year Ended June 30, 2023
14
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 9,553
Interest 910,939
Total Income 920,492
Expenses:
Management fee—Note 3(a) 33,344
Total Expenses 33,344
Net Investment Income 887,148
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (9,700)
Net change in unrealized appreciation (depreciation) on investments 117,584
Net Realized and Unrealized Gain (Loss) on Investments 107,884
Net Increase (Decrease) in Net Assets Resulting from Operations 995,032

STATEMENT OF CHANGES IN NET ASSETS
15
See Notes to Financial Statements
Year Ended
June 30, 2023
For the Period from
August 11, 2021
(a)
to
June 30, 2022
Operations ($):
Net investment income 887,148 94,676
Net realized gain (loss) on investments (9,700) (82,212)
Net change in unrealized appreciation (depreciation)
on investments 117,584 (444,235)
Net Increase (Decrease) in Net Assets Resulting
from Operations 995,032 (431,771)
Distributions ($):
Distributions to shareholders (878,254) (148,064)
Beneficial Interest Transactions ($):
Proceeds from shares sold 4,886,067 29,996,289
Cost of shares redeemed (2,436,261) (2,488,871)
Transaction fees—Note 5 732 3,248
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions 2,450,538 27,510,666
Total Increase (Decrease) in Net Assets 2,567,316 26,930,831
Net Assets ($):
Beginning of Period 26,930,831 —
End of Period 29,498,147 26,930,831
Changes in Shares Outstanding:
Shares sold 100,000 600,001
Shares redeemed (50,000) (50,000)
Net Increase (Decrease) in Shares Outstanding 50,000 550,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
16
The following table describes the performance for the fiscal periods indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Year Ended
June 30, 2023
For the Period from
August 11, 2021
(a)
to
June 30, 2022
Per Share Data ($):
Net asset value, beginning of period 48.97 50.00
Investment Operations:
Net investment income
(b)
1.56 0.17
Net realized and unrealized gain (loss) on
investments 0.18 (0.94)
Total from Investment Operations 1.74 (0.77)
Distributions:
Dividends from net investment income (1.55) (0.27)
Transaction fees
(b)
0.00
(c)
0.01
Net asset value, end of period 49.16 48.97
Market price, end of period
(d)
49.15 48.96
Net Asset Value Total Return (%)
(e)
3.64 (1.54)
(f)
Market Price Total Return (%)
(e)
3.62 (1.55)
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.12 0.12
(g)
Ratio of net investment income to average net assets 3.19 0.39
(g)
Portfolio Turnover Rate
(h)
20.55 43.10
Net Assets, end of period ($ x 1,000) 29,498 26,931
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
17
NOTE 1—Organization:
BNY Mellon Ultra Short Income ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of seventeen series, including the fund. The investment objective of the fund is to seek high current income consistent with the maintenance of liquidity and low volatility of principal. BNY Mellon ETF Investment Adviser,
LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon
Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-
owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

NOTES TO FINANCIAL STATEMENTS
(continued)
18
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

19
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each
Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S.
Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of June 30, 2023 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS
(continued)
20
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 2,298,404 — 2,298,404
Commercial Paper — 10,447,221 — 10,447,221
Corporate Bonds — 16,568,306 — 16,568,306
Investment Companies 39,339 — — 39,339
†
See Statement of Investments for additional detailed categorizations, if any.

21
Debt Risk: The fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.
They may also decline because of factors that affect a particular industry.
Commercial Paper Risk: Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended June 30, 2023, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended June 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At June 30, 2023, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $113,069, accumulated capital losses
$156,066, and unrealized depreciation $420,060.

NOTES TO FINANCIAL STATEMENTS
(continued)
22
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June
30, 2023. The fund has $105,384 of short-term capital losses and $50,682 of long-
term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended
June 30, 2023 and June 30, 2022 were as follows: ordinary income $878,254 and
$148,064, respectively.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.12% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expense, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended
June 30, 2023, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and

23
provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.06%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $2,904.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities and in-kind transactions, during the period ended June 30, 2023, amounted to $6,778,498 and $3,649,997, respectively.
At June 30, 2023, the cost of investments for federal income tax purposes was
$29,773,330; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $420,060, consisting of gross appreciation of $14,552 and gross depreciation of $434,612.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is

NOTES TO FINANCIAL STATEMENTS
(continued)
24
in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
As of June 30, 2023, BNY Mellon held 499,001 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended June 30, 2023, the fund had no in-kind transactions.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
25
To the Shareholders and the Board of Trustees of BNY Mellon Ultra Short Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Ultra Short
Income ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of June 30, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended June 30, 2023 and the period from August 11, 2021 (commencement of operations)
through June 30, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at June 30, 2023, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year ended June 30, 2023 and the period from August 11, 2021 (commencement of operations) through
June 30, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”)
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the
Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30,
2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
August 21, 2023

IMPORTANT TAX INFORMATION
(Unaudited)
26
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended June 30, 2023:
For federal tax purposes the fund hereby reports 71.17% of ordinary income dividends paid during the fiscal year ended June 30, 2023 as qualifying interest related dividends.

INFORMATION ABOUT THE REVIEW AND RENEWAL OF
THE FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS
(Unaudited)
27
At a meeting held February 8, 2023, the Board of Trustees of the Trust (the “Board”),
all the members of which are not “interested persons” of the Trust as defined in the
Investment Company Act of 1940, as amended, evaluated (i) a proposal to continue the Management Agreement between the Trust and BNY Mellon ETF Investment
Adviser, LLC (the “Adviser”) with respect to the BNY Mellon Ultra Short Income
ETF (the “fund”); and (ii) a proposal to continue the sub-investment advisory agreement between the Adviser and Mellon Investments Corporation (the “Sub-
Adviser”), an affiliate of the Adviser, pursuant to which Dreyfus, a division of the
Sub-Adviser, provides day-to-day management of the fund’s investments (each of the
Management Agreement and the sub-investment advisory agreement, an “Agreement,”
and collectively, the “Agreements”). The Trustees also met separately to consider the
Agreements. The Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under each respective Agreement,
(ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds,
(v) other benefits to the Adviser, Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other actively-managed ultrashort bond exchange traded funds (“ETFs”) (the
“Performance Group”) and with a broader group of retail and institutional ultrashort bond funds and ETFs (the “Performance Universe”) for the one-year period ended
December 31, 2022; and (ii) comparing the fund’s contractual management fees and total expenses with a group of other actively-managed ultrashort bond ETFs (the
“Expense Group”) and, with respect to total expenses, with a broader group of actively-managed ultrashort bond ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the

INFORMATION ABOUT THE REVIEW AND RENEWAL OF THE FUND’S
MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
28
meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s
responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an exchange-traded fund and considered the background and experience of the Adviser’s and the Sub-
Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the funds. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund's total return performance was below the Performance
Group and Performance Universe medians for the one-year period. The Board discussed with management the reasons for the fund’s underperformance, noting the fund’s performance was not significantly below the Performance Group and
Performance Universe medians for the period. Representatives of the Adviser noted
the fund is managed more conservatively than certain other comparison funds and discussed the effect of security selection on the Fund’s relative performance during the period. Representatives of the Adviser also stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the
Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., other actively-managed ultrashort bond
ETFs. The Board explored with management the differences between the fund’s fee

29
and fees paid by similar funds. The Board noted the fund's contractual management fee was lower than the Expense Group median and the fund's total expenses were lower than the Expense Group median and the Expense Universe median total expenses.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the
Adviser by the fund and the respective services provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-Adviser's fee is paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the
Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increases. The
Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints.
The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements are in the best interests of the fund and its shareholders.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
30
J. Charles Cardona (67)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
• BNY Mellon Family of Funds,  Interested Director  (2014 – 2018),
Independent Director  (2019 – Present)
• BNY Mellon Liquidity Funds, Director (2004 – Present) and Chairman (2019 – 2021) .
No. of Portfolios for which Board Member Serves: 39, including 22 managed by an affiliate of the Adviser
Kristen M. Dickey (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017)
No. of Portfolios for which Board Member Serves: 17
F. Jack Liebau, Jr. (59)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 17
Jill I. Mavro (51)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 17

31
Kevin W. Quinn (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 17
Stacy L. Schaus (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 17

OFFICERS OF THE TRUST
(Unaudited)
32
DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. since February 2021;
Head of North America Distribution, BNY
Mellon Investment Management since February
2023; Head of North America Product, BNY
Mellon Investment Management from January
2018 to February 2023. He is an officer of
53 investment companies (comprised of 103
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 45 years old and
has been an employee of BNY Mellon since
2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNY Mellon Investment
Adviser, Inc. and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 54 investment companies
(comprised of 123 portfolios) managed by the
Adviser or an affiliate of the Adviser.  He is 55
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Director of BNY Mellon Investment Adviser,
Inc. since February 2023; Vice President of
BNY Mellon Investment Adviser, Inc. since
September 2020; and Director – BNY Mellon
Fund Administration.  He is an officer of 54
investment companies (comprised of 123
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 64 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; and Managing Counsel
of BNY Mellon from December 2017 to
September 2021.  She is an officer of 54
investment companies (comprised of 123
portfolios) managed by the Adviser or an
affiliate of the Adviser.  She is 47 years old and
has been an employee of BNY Mellon since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon
since December 2019; Managing Counsel of
BNY Mellon from April 2014 to December
2019; and Secretary of BNY Mellon Investment
Adviser, Inc. He is an officer of 54 investment
companies (comprised of 123 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 56 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since December
1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; Counsel of BNY Mellon from
August 2018 to December 2021; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from February 2016 to
August 2018. She is an officer of 54 investment
companies (comprised of 123 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 32 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since August
2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 54 investment companies
(comprised of 123 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 58
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019;
Regulatory Administration Manager at BNY
Mellon Investment Management Services from
September 2018 to May 2019; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from April 2015 to
August 2018. She is an officer of 54 investment
companies (comprised of 123 portfolios)
managed by the Adviser or an affiliate of the

33
Adviser. She is 38 years old and has been an
employee of BNY Mellon since June 2012.
JOANNE SKERRETT, Vice President and
Assistant Secretary since March 2023.
Managing Counsel of BNY Mellon since June
2022; and Senior Counsel with the Mutual
Fund Directors Forum, a leading funds industry
organization, from 2016 to June 2022.  She is an
officer of 54 investment companies (comprised
of 123 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 51 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 2022.
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Distribution, BNY Mellon Investment
Management since January 2018; Executive Vice
President of North America Product, BNY
Mellon Investment Management since April
2023; and Senior Vice President, Development
& Oversight of North America Product, BNY
Mellon Investment Management from 2010 to
March 2023. He is an officer of 53 investment
companies (comprised of 103 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 54 years old and has been an
employee of the Distributor since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Vice President of BNY Mellon Investment
Adviser, Inc. since December 2022; Head
of Product Management of North America
Distribution, BNY Mellon Investment
Management since January 2018; Executive
Vice President of North America Product,
BNY Mellon Investment Management since
April 2023, and Senior Vice President of North
America Product, BNY Mellon Investment
Management from 2010 to March 2023. He
is an officer of 53 investment companies
(comprised of 103 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is
46 years old and has been an employee of the
Distributor since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager-BNY Mellon Fund
Administration. He is an officer of 54
investment companies (comprised of 123
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 54 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 123
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 123
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of
BNY Mellon ETF Investment Adviser, LLC;
Managing Counsel of BNY Mellon from
December 2019 to August 2021; Counsel of
BNY Mellon from May 2016 to December
2019; and Assistant Secretary of BNY Mellon
Investment Adviser, Inc. from April 2018 to
August 2021. She is an officer of 54 investment
companies (comprised of 123 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 38 years old and has been an
employee of BNY Mellon since May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 47 investment companies (comprised of
116 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 54 years old and

OFFICERS OF THE TRUST
(Unaudited) (continued)
34
has been an employee of the Distributor since
1997.

For More Information
2023 BNY Mellon Securities Corporation
4862AR0623
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Dreyfus, a division of Mellon Investments
Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Ultra Short Income ETF BKUI

BNY Mellon ETF Trust
ANNUAL REPORT June 30, 2023
BNY Mellon Responsible Horizons Corporate Bond
ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 6
Understanding Your Fund’s Expenses 8
Statement of Investments 9
Statement of Assets and Liabilities 20
Statement of Operations 21
Statement of Changes in Net Assets 22
Financial Highlights 23
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 37
Important Tax Information 38
Information About the Review and Renewal of the Fund’s Management
and Sub-Investment Advisory Agreements 39
Board Members Information 42
Officers of the Trust 44
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)

For the 12-month period from July 1, 2022, through June 30, 2023, as provided by Portfolio
Managers, Erin Spalsbury, CFA and Jonathan William Earle, CFA, of Insight North America
LLC, sub-adviser.
Market and Fund Performance Overview
For the 12-month period ended June 30, 2023, the BNY Mellon Responsible Horizons
Corporate Bond ETF (the “fund”) produced a net asset value total return of 2.01%.
1
In comparison, the ICE BofA U.S. Corporate Index (the “Index”) achieved a total return of 1.68% for the same period.
2
Fixed-income markets produced positive returns over the reporting period in an environment of tightening monetary conditions and declining inflation. Because the fund cannot hold all of the securities in the Index, the difference in returns between the fund and the Index is due primarily to active management decisions.
The Fund’s Investment Approach
To pursue its goal, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate debt securities issued by companies that demonstrate attractive investment attributes and attractive business practices based on an environmental, social and governance (ESG) evaluation methodology. The fund’s investment in corporate debt securities principally includes corporate bonds, notes and debentures of U.S. and non-U.S. issuers, including the securities of issuers in emerging-markets countries.
The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular countries or regions. The fund currently expects to invest a significant portion of its assets in securities of companies located in the broader European region.
Market Aided by Easing Inflation
Markets were affected largely by monetary tightening by central banks and by declining inflation. The Federal Reserve (the “Fed”) increased the federal funds rate 350 basis points (bps) over the reporting period, tightening credit conditions and bringing down inflation.
The pace of monetary tightening had slowed late in 2022 and early 2023 as there were signs, in some countries more than others, that inflationary pressures were beginning to subside. U.S. inflation continued its trend lower from its peak in 2022. With inflation falling, the Fed paused its rate-hiking program in June 2023 to assess the impacts.
The Fed’s tightening affected financial markets. Treasury yields rose significantly, up
112 bps on the five-year bond, 82 bps on the 10 year bond and 68 bps on the 30 year bond. In the stock market, the S&P 500 gained 19.5% during the period, though 16.9%
has been in the first half of 2023. The index fell 20.2% in the first half of 2022.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)

In the investment-grade market, credit spreads tightened 32 bps over the period, though absolute returns were negative, and spread performance over the period was volatile, impacted by the crisis in British gilts late in 2022 and the regional banking crisis in March 2023. Both events resulted in spikes in spreads, but markets rebounded quickly as central banks stepped in to ensure proper market functioning.
Fundamentals generally remained stable in the investment-grade market, supported by continued strength in earnings, including an uptick in positive earnings surprises. The second quarter of 2023 was dominated by the primary market, which was robust, as many corporates issued debt to finance mergers and acquisitions.
The high yield market tightened significantly, with spreads tightening by 179 bps, from
569 bps to 390 bps, as many names received credit rating upgrades, and few needed to borrow. One-year returns in the high yield market were positive and all-in yields remained attractive at more than 8.5%.
While flows into investment-grade credit were negative for 2022 and turned positive in
2023, flows into high yield were mixed.
Security Selection Aided Performance
Security selection was a strong contributor to the fund’s outperformance. Sector selection was strong in consumer sectors, capital goods and REITs, though somewhat poorer in the banking sector. Leading contributors included Italian power company
ENEL Finance America LLC, multinational brewer Anheuser-Busch InBev Worldwide,
Inc., Dutch investment firm Prosus , and Bank of America Corp. Exposure to credit also made a modest contribution as spreads rebounded in early 2023. Duration contributed
20 bps to performance as well, as periodic short-duration positioning proved favorable when the Fed repeatedly raised the federal funds rate.
On the other hand, yield curve positioning detracted from performance. The fund was overweight in the short-to-intermediate part of the yield curve (less than 10 years)
as the yield curve flattened when shorter rates rose more than longer rates. Sector selection also detracted, with our overweight to the banking sector and REITs and our underweight to foreign agencies hampering returns. This was partially offset by overweight to the automobile sector and underweight to the electric utilities sectors.
A portion of the positive selection effect was offset somewhat by underperformance from Credit Suisse and Citizens Financial Group, Inc. A lack of exposure to gaming companies, such as Macau-based Sands China , a subsidiary of Las Vegas Sands, also detracted. These rebounded as China’s economy reopened in the wake of the pandemic.

Rate Hikes Likely Near an End
Despite some positive economic data, the risks of a global recession remain.
Labor markets remain robust, particularly in services sectors, but personal savings have declined due to higher prices and increasing rents (though savings started at extraordinarily high levels).
An interest-rate hike is expected in July 2023, and another may occur in September
2023, but the Fed is likely near the end of its hiking cycle, and we do not expect to see a recession in 2023. We do recognize, however, that recession is more likely in the first half of 2024.
We continue to expect spreads on investment-grade credit to be in a range of 130 bps to 170 bps for the remainder of the year, given that strong technical factors are likely to keep them near the tight end of the range. With marginally deteriorating fundamentals, spreads could widen in the back half of the year, however.
July 17, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — ICE BofA U.S. Corporate Index is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least $250 million outstanding. Investors cannot invest directly in any index.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
The fund’s incorporation of ESG considerations into its investment approach may cause it to make different investments than funds that invest principally in corporate bonds but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund and increased portfolio volatility.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon Responsible Horizons Corporate
Bond ETF with a hypothetical investment of $10,000 in the ICE BofA U.S. Corporate Index (the “Index”).
† Source: FactSet
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Responsible Horizons Corporate Bond
ETF on 3/21/22 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return.
All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float adjusted market capitalization weighted index that is designed to measure the performance of U.S. large-capitalization stocks.
The Index’s initial universe of eligible securities includes common stocks, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ, or NYSE Market
LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-
month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the 6 securities of companies whose cumulative total market capitalization represents approximately the top 70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than
Average Annual Total Returns as of June 30, 2023
Inception Date 1 Year From Inception
BNY Mellon Responsible Horizons
Corporate Bond ETF
Net Asset Value Return 3/21/22 2.01% (5.06)%
Market Price Return 3/21/22 1.69% (4.86)%
ICE BofA U.S. Corporate Index 3/21/22 1.68% (4.33)%

original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended June 30, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended June 30, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,034.10 1,023.06 1.77 1.76 0.35

STATEMENT OF INVESTMENTS
June 30, 2023

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7%
Airlines – 0.3%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028
(a)
80,000 77,720
77,720
Auto Manufacturers – 2.9%
Ford Motor Co.
3.25%, 2/12/2032 75,000 59,070
6.10%, 8/19/2032 35,000 33,955
General Motors Co.
5.60%, 10/15/2032
(b)
142,000 137,448
5.95%, 4/01/2049 140,000 130,912
Mercedes-Benz Finance North America LLC, 1.45%, 3/02/2026
(a)
150,000 136,217
Stellantis Finance US, Inc., 2.69%, 9/15/2031
(a)
200,000 159,915
657,517
Banks – 22.1%
Bank of America Corp.
3.82%, 1/20/2028 165,000 156,122
5.20%, 4/25/2029 113,000 111,836
3.19%, 7/23/2030 200,000 176,448
2.57%, 10/20/2032 134,000 109,195
5.29%, 4/25/2034 65,000 64,425
Bank of Nova Scotia (The), 4.85%, 2/01/2030 108,000 104,304
Canadian Imperial Bank of Commerce, 5.00%, 4/28/2028 100,000 98,460
Citigroup, Inc.
3.11%, 4/08/2026 125,000 119,410
3.98%, 3/20/2030 195,000 180,468
6.17%, 5/25/2034 54,000 54,500
Citizens Financial Group, Inc., 5.64%, 5/21/2037 80,000 68,963
Cooperatieve Rabobank UA, 1.00%, 9/24/2026
(a)
250,000 223,457
Deutsche Bank AG, 7.08%, 2/10/2034 200,000 185,091
Goldman Sachs Group, Inc. (The)
1.09%, 12/09/2026 150,000 133,748
2.64%, 2/24/2028 60,000 54,487
4.41%, 4/23/2039 220,000 192,174
HSBC Holdings PLC, 6.33%, 3/09/2044 200,000 207,520
JPMorgan Chase & Co.
0.77%, 8/09/2025 300,000 282,662
3.88%, 7/24/2038 170,000 146,866
3.11%, 4/22/2051 100,000 69,984
Morgan Stanley
3.88%, 1/27/2026 250,000 241,414
4.68%, 7/17/2026 130,000 127,623
1.93%, 4/28/2032 250,000 195,276
5.95%, 1/19/2038 38,000 37,529
NatWest Group PLC, 7.47%, 11/10/2026 200,000 204,670
Nordea Bank Abp, 5.38%, 9/22/2027
(a)
200,000 197,599

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Banks – 22.1% (continued)
PNC Financial Services Group, Inc. (The)
4.76%, 1/26/2027 250,000 244,453
4.63%, 6/06/2033 95,000 87,452
Societe Generale SA, 6.22%, 6/15/2033
(a)
200,000 186,358
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/2025 200,000 189,736
Truist Financial Corp.
6.05%, 6/08/2027 14,000 14,012
5.87%, 6/08/2034 10,000 10,009
UBS Group AG
2.59%, 9/11/2025
(a)
250,000 238,396
1.49%, 8/10/2027
(a)
200,000 171,903
US Bancorp, 5.78%, 6/12/2029 86,000 86,032
Westpac Banking Corp., 2.67%, 11/15/2035 50,000 38,409
5,010,991
Beverages – 1.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/01/2046 100,000 95,663
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048 73,000 67,831
5.55%, 1/23/2049 100,000 105,496
268,990
Biotechnology – 1.5%
Amgen, Inc.
1.65%, 8/15/2028 75,000 64,189
5.25%, 3/02/2030 33,000 33,091
5.60%, 3/02/2043 33,000 33,123
4.66%, 6/15/2051 100,000 89,644
4.88%, 3/01/2053 22,000 20,257
5.65%, 3/02/2053 31,000 31,416
Illumina, Inc., 5.75%, 12/13/2027 68,000 68,341
340,061
Building Materials – 1.4%
Builders FirstSource, Inc., 6.38%, 6/15/2032
(a)
28,000 27,849
Carrier Global Corp., 2.72%, 2/15/2030 150,000 129,232
Johnson Controls International PLC / Tyco Fire & Security Finance
SCA, 4.90%, 12/01/2032 94,000 93,196
Trane Technologies Financing Ltd., 5.25%, 3/03/2033 60,000 60,770
311,047
Chemicals – 2.7%
Braskem Netherlands Finance BV, 4.50%, 1/31/2030
(a)
200,000 171,963
Dow Chemical Co. (The), 6.30%, 3/15/2033
(b)
33,000 35,516
Nutrien Ltd.
4.00%, 12/15/2026 200,000 192,126
4.90%, 3/27/2028 12,000 11,779

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Chemicals – 2.7% (continued)
Sherwin-Williams Co. (The), 3.45%, 6/01/2027 200,000 188,617
600,001
Commercial Services – 1.7%
Ashtead Capital, Inc., 4.25%, 11/01/2029
(a)
200,000 181,689
ERAC USA Finance LLC
3.80%, 11/01/2025
(a)
125,000 119,628
4.90%, 5/01/2033
(a)
77,000 75,304
376,621
Computers – 4.3%
Apple, Inc.
2.20%, 9/11/2029 100,000 87,803
4.65%, 2/23/2046 100,000 98,722
3.95%, 8/08/2052 25,000 22,052
4.10%, 8/08/2062 33,000 28,918
Dell International LLC / EMC Corp.
3.38%, 12/15/2041
(a)
80,000 56,485
3.45%, 12/15/2051
(a)
70,000 47,012
Hewlett Packard Enterprise Co., 1.45%, 4/01/2024 125,000 121,023
HP, Inc., 1.45%, 6/17/2026 130,000 116,706
International Business Machines Corp., 1.95%, 5/15/2030 160,000 132,640
Kyndryl Holdings, Inc.
3.15%, 10/15/2031 40,000 30,036
4.10%, 10/15/2041 40,000 26,758
Lenovo Group Ltd., 6.54%, 7/27/2032
(a)
200,000 201,915
970,070
Diversified Financial Services – 4.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%,
10/29/2041 150,000 114,077
Ally Financial, Inc.
3.88%, 5/21/2024 100,000 97,705
8.00%, 11/01/2031 100,000 103,896
Capital One Financial Corp., 2.36%, 7/29/2032 79,000 55,832
Discover Financial Services, 6.70%, 11/29/2032 89,000 91,725
Intercontinental Exchange, Inc.
4.60%, 3/15/2033 80,000 77,687
4.95%, 6/15/2052 24,000 22,854
LSEGA Financing PLC, 1.38%, 4/06/2026
(a)
200,000 178,460
NASDAQ, Inc., 5.95%, 8/15/2053 27,000 27,665
Synchrony Financial, 4.38%, 3/19/2024 150,000 147,108
917,009
Electric – 5.4%
Avangrid, Inc., 3.20%, 4/15/2025 130,000 123,682

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Electric – 5.4% (continued)
Consolidated Edison Co. of New York, Inc.
Series 05-A, 5.30%, 3/01/2035 135,000 133,523
Series A, 4.13%, 5/15/2049 100,000 82,147
Electricite de France SA, 9.13%
(a)(c)
200,000 205,596
ENEL Finance America LLC, 7.10%, 10/14/2027
(a)
200,000 210,298
ENEL Finance International NV, 5.00%, 6/15/2032
(a)
200,000 189,218
Eversource Energy, Series R, 1.65%, 8/15/2030 110,000 87,314
New England Power Co., 5.94%, 11/25/2052
(a)
71,000 74,307
Public Service Electric & Gas Co.
4.65%, 3/15/2033 80,000 78,564
5.13%, 3/15/2053 44,000 44,426
1,229,075
Entertainment – 1.1%
Warnermedia Holdings, Inc.
3.64%, 3/15/2025 150,000 144,760
5.14%, 3/15/2052 67,000 54,599
5.39%, 3/15/2062 50,000 40,782
240,141
Environmental Control – 0.5%
Waste Management, Inc., 4.63%, 2/15/2030 115,000 113,397
113,397
Food – 2.4%
General Mills, Inc., 4.95%, 3/29/2033 134,000 132,862
JM Smucker Co. (The), 4.25%, 3/15/2035 50,000 45,424
Kraft Heinz Foods Co.
3.88%, 5/15/2027 100,000 96,067
5.20%, 7/15/2045 55,000 52,407
5.50%, 6/01/2050 56,000 55,592
SYSCO Corp., 2.40%, 2/15/2030 175,000 149,193
531,545
Forest Products & Paper – 0.4%
Suzano Austria GmbH, 3.75%, 1/15/2031 100,000 85,417
85,417
Gas – 0.2%
Atmos Energy Corp., 5.50%, 6/15/2041 55,000 55,168
55,168
Healthcare-Products – 2.4%
Alcon Finance Corp., 5.38%, 12/06/2032
(a)
200,000 202,803
Medtronic Global Holdings SCA, 1.75%, 7/02/2049 100,000 69,541
Thermo Fisher Scientific, Inc., 1.50%, 10/01/2039 100,000 76,762
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024 200,000 188,430
537,536

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Healthcare-Services – 2.4%
HCA, Inc.
5.25%, 6/15/2026 150,000 148,413
4.63%, 3/15/2052
(a)
55,000 45,245
Roche Holdings, Inc., 2.08%, 12/13/2031
(a)
200,000 164,892
UnitedHealth Group, Inc.
5.15%, 10/15/2025 43,000 43,134
3.05%, 5/15/2041 50,000 38,692
5.88%, 2/15/2053 25,000 27,795
4.95%, 5/15/2062 29,000 27,922
6.05%, 2/15/2063 42,000 47,537
543,630
Home Builders – 0.3%
KB Home, 4.00%, 6/15/2031 28,000 24,175
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 49,743
73,918
Insurance – 3.4%
Allstate Corp. (The), 3.85%, 8/10/2049 50,000 38,910
Jackson Financial, Inc., 1.13%, 11/22/2023 250,000 245,464
Liberty Mutual Group, Inc., 4.30%, 2/01/2061
(a)
54,000 34,123
Marsh & McLennan Cos., Inc., 5.45%, 3/15/2053 50,000 50,953
MetLife, Inc.
6.40%, 12/15/2036 100,000 99,931
5.00%, 7/15/2052 8,000 7,527
Metropolitan Life Global Funding I, 1.55%, 1/07/2031
(a)
150,000 116,831
Principal Life Global Funding II, 0.88%, 1/12/2026
(a)
200,000 177,949
771,688
Internet – 0.3%
Amazon.com, Inc., 2.88%, 5/12/2041 100,000 77,202
77,202
Lodging – 0.5%
Marriott International, Inc.
5.00%, 10/15/2027 38,000 37,724
Series HH, 2.85%, 4/15/2031 90,000 75,728
113,452
Media – 2.9%
Charter Communications Operating LLC / Charter Communications
Operating Capital Corp.
6.48%, 10/23/2045 60,000 56,447
4.40%, 12/01/2061 50,000 33,794
Comcast Corp.
4.15%, 10/15/2028 55,000 53,317
4.65%, 2/15/2033 225,000 223,465
2.94%, 11/01/2056 150,000 97,789

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Media – 2.9% (continued)
Walt Disney Co. (The)
3.35%, 3/24/2025 150,000 145,423
3.50%, 5/13/2040 68,000 56,281
666,516
Mining – 0.2%
Newmont Corp., 2.80%, 10/01/2029 60,000 51,641
51,641
Miscellaneous Manufacturing – 0.6%
Eaton Corp.
4.15%, 3/15/2033 119,000 113,101
4.70%, 8/23/2052 13,000 12,479
125,580
Oil & Gas – 3.9%
AKER BP ASA
5.60%, 6/13/2028
(a)
300,000 298,026
3.10%, 7/15/2031
(a)
200,000 165,635
BP Capital Markets America, Inc.
3.54%, 4/06/2027 200,000 191,076
3.00%, 2/24/2050 65,000 45,367
Ecopetrol SA, 8.88%, 1/13/2033 25,000 24,777
Parkland Corp., 4.50%, 10/01/2029
(a)
50,000 43,425
TotalEnergies Capital International SA, 3.13%, 5/29/2050 90,000 65,460
TotalEnergies Capital SA, 3.88%, 10/11/2028 60,000 57,557
891,323
Oil & Gas Services – 0.8%
Schlumberger Holdings Corp., 4.30%, 5/01/2029
(a)
200,000 190,634
190,634
Packaging & Containers – 0.1%
Ball Corp., 6.00%, 6/15/2029
(b)
27,000 26,831
26,831
Pharmaceuticals – 6.6%
AbbVie, Inc.
2.60%, 11/21/2024 250,000 239,988
4.05%, 11/21/2039 150,000 130,674
4.25%, 11/21/2049 35,000 30,232
AstraZeneca Finance LLC, 2.25%, 5/28/2031 150,000 126,645
CVS Health Corp.
5.13%, 2/21/2030 115,000 114,277
5.25%, 1/30/2031 23,000 22,935
5.63%, 2/21/2053 60,000 59,691
5.88%, 6/01/2053 8,000 8,210
ELI Lilly & Co., 4.70%, 2/27/2033 45,000 45,607

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Pharmaceuticals – 6.6% (continued)
Merck & Co., Inc.
4.90%, 5/17/2044 48,000 48,155
2.75%, 12/10/2051 50,000 34,541
5.15%, 5/17/2063 14,000 14,312
Pfizer Investment Enterprises Pte Ltd.
5.30%, 5/19/2053 46,000 47,862
5.34%, 5/19/2063 72,000 72,920
Pfizer, Inc., 2.63%, 4/01/2030 240,000 213,498
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026 100,000 93,932
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/2028 200,000 198,928
1,502,407
Pipelines – 2.4%
Enbridge, Inc.
0.55%, 10/04/2023 150,000 148,093
5.50%, 7/15/2077 60,000 53,511
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034
(a)
177,420 151,081
ONEOK, Inc., 7.15%, 1/15/2051 100,000 104,767
Williams Cos., Inc. (The), 5.75%, 6/24/2044 80,000 78,060
535,512
Real Estate – 5.3%
Alexandria Real Estate Equities, Inc., 1.88%, 2/01/2033 167,000 122,233
American Homes 4 Rent LP
2.38%, 7/15/2031 100,000 79,552
4.30%, 4/15/2052 34,000 26,579
Boston Properties LP, 2.75%, 10/01/2026 100,000 88,373
Crown Castle, Inc., 1.05%, 7/15/2026 127,000 111,279
Equinix, Inc., 1.00%, 9/15/2025
(b)
100,000 90,343
Extra Space Storage LP
3.90%, 4/01/2029 16,000 14,597
2.35%, 3/15/2032 65,000 50,875
Iron Mountain Information Management Services, Inc., 5.00%,
7/15/2032
(a)
50,000 43,236
ProLogis Euro Finance LLC, 1.50%, 9/10/2049 100,000 59,733
Public Storage, 1.95%, 11/09/2028 125,000 107,320
Rexford Industrial Realty LP, 5.00%, 6/15/2028 135,000 131,256
Simon Property Group LP
1.75%, 2/01/2028 100,000 85,614
3.25%, 9/13/2049 75,000 50,489
WP Carey, Inc., 3.85%, 7/15/2029 160,000 145,436
1,206,915
Retail – 1.9%
7-Eleven, Inc., 2.50%, 2/10/2041
(a)
100,000 67,012
Home Depot, Inc. (The), 3.50%, 9/15/2056 150,000 115,531

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Retail – 1.9% (continued)
Lowe's Cos., Inc.
1.70%, 9/15/2028 50,000 42,408
2.80%, 9/15/2041 100,000 70,803
4.25%, 4/01/2052 6,000 4,901
5.63%, 4/15/2053 47,000 47,009
4.45%, 4/01/2062 37,000 29,745
Macy's Retail Holdings LLC, 5.88%, 3/15/2030
(a)
67,000 59,777
437,186
Semiconductors – 1.7%
Advanced Micro Devices, Inc., 4.39%, 6/01/2052 46,000 41,927
Intel Corp.
5.20%, 2/10/2033 37,000 37,370
5.63%, 2/10/2043 30,000 30,487
5.70%, 2/10/2053 12,000 12,216
KLA Corp., 5.25%, 7/15/2062 41,000 41,544
Micron Technology, Inc., 5.88%, 9/15/2033 72,000 71,385
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.25%, 5/11/2041 120,000 87,446
Qualcomm, Inc., 1.65%, 5/20/2032 50,000 39,489
Texas Instruments, Inc., 5.05%, 5/18/2063 31,000 31,088
392,952
Software – 3.1%
Fidelity National Information Services, Inc., 1.15%, 3/01/2026 130,000 116,032
Microsoft Corp.
2.70%, 2/12/2025 200,000 192,974
2.68%, 6/01/2060 100,000 67,152
Oracle Corp.
4.65%, 5/06/2030 49,000 47,374
3.65%, 3/25/2041 100,000 77,108
4.00%, 7/15/2046 50,000 38,463
5.55%, 2/06/2053 48,000 46,515
VMware, Inc., 1.40%, 8/15/2026 130,000 114,859
700,477
Telecommunications – 3.6%
AT&T, Inc.
2.30%, 6/01/2027 100,000 89,984
2.55%, 12/01/2033 200,000 157,164
3.50%, 6/01/2041 100,000 76,865
3.55%, 9/15/2055 50,000 35,040
Rogers Communications, Inc.
4.50%, 3/15/2042
(a)
80,000 66,482
4.55%, 3/15/2052
(a)
62,000 49,905
T-Mobile USA, Inc., 3.50%, 4/15/2031 150,000 132,507

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Telecommunications – 3.6% (continued)
Verizon Communications, Inc.
1.50%, 9/18/2030 100,000 79,086
2.85%, 9/03/2041 60,000 42,722
3.88%, 3/01/2052 100,000 78,951
808,706
Transportation – 3.2%
Canadian National Railway Co., 4.40%, 8/05/2052 23,000 21,134
Canadian Pacific Railway Co.
1.75%, 12/02/2026 50,000 44,958
2.45%, 12/02/2031 8,000 7,011
CSX Corp., 3.95%, 5/01/2050 90,000 73,715
FedEx Corp., 4.75%, 11/15/2045 84,000 74,739
Ryder System, Inc., 5.65%, 3/01/2028 80,000 80,120
Simpar Europe SA, 5.20%, 1/26/2031
(a)
200,000 158,951
Union Pacific Corp.
2.15%, 2/05/2027 225,000 205,715
4.95%, 9/09/2052 58,000 57,657
724,000
Total Corporate Bonds (cost $23,812,219) 22,162,876
Municipal Securities – 0.1%
California Health Facilities Financing Authority, RB, Series 2022,
4.35%, 6/01/2041 10,000 9,226
Total Municipal Securities (cost $10,000) 9,226
U.S. Treasury Government Securities – 0.5%
U.S. Treasury Bonds
3.88%, 2/15/2043 31,000 30,235
4.00%, 11/15/2052 84,000 86,310
Total U.S. Treasury Government Securities (cost $117,017) 116,545
Shares
Investment Companies – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.07%
(d)(e)
(cost $100,316) 100,316 100,316
Investment of Cash Collateral for Securities Loaned – 1.3%
Registered Investment Companies – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.07%
(d)(e)
(cost $299,170) 299,170 299,170
Total Investments (cost $24,338,722) 100.0% 22,688,133
Liabilities, Less Cash and Receivables 0.0% (6,241)
Net Assets 100.0% 22,681,892

STATEMENT OF INVESTMENTS
(continued)

RB—Revenue Bond
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities were valued at $5,167,296 or 22.78% of net assets.
(b)
Security, or portion thereof, on loan. At June 30, 2023, the value of the fund’s securities on loan was $290,139 and the value of the collateral was $299,170, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Perpetual bond with no specified maturity date.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of June 30, 2023.
Holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:
Description
Value
6/30/22 Purchases ($)
1
Sales ($)
Value
6/30/23
Dividends/
Distributions ($)
Investment Companies – 0.4%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 358,629 6,274,141 (6,532,454) 100,316 7,645
Investment of Cash Collateral for Securities Loaned – 1.3%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 426,428 4,339,544 (4,466,802) 299,170 2,147
2
Total – 1.7% 785,057 10,613,685 (10,999,256) 399,486 9,792
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financial 34.8
Consumer, Non-cyclical 18.2
Technology 9.1
Energy 7.1
Consumer, Cyclical 7.0
Communications 6.8
Industrial 5.8
Utilities 5.6
Basic Materials 3.3
Registered Investment Companies 1.7
Government 0.6
100.0
†
Based on net assets.

See Notes to Financial Statements
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
U.S. Treasury Long Bonds 11 9/20/2023 1,399,360 1,395,969 (3,391)
U.S. Treasury 5 Year Notes 7 9/29/2023 758,910 749,656 (9,254)
U.S. Treasury Ultra Bonds 2 9/20/2023 269,757 272,438 2,681
Futures Short
Euro-Buxl 2 9/7/2023 300,226
*
304,664 (4,438)
U.S. Treasury 10 Year Notes 3 9/20/2023 340,073 336,797 3,276
U.S. Treasury 10 Year Ultra
Notes 9 9/20/2023 1,079,621 1,065,938 13,683
Gross Unrealized Appreciation 19,640
Gross Unrealized Depreciation (17,083)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
Forward Foreign Currency Exchange Contracts
Counterparty /
Purchased
Currency
Purchased
Currency
Amounts Currency Sold
Sold
Currency
Amounts
Settlement
Date
Unrealized
Appreciation
(Depreciation) ($)
Goldman Sachs & Co.
United States
Dollar 123,443 Euro 112,000 7/18/2023 1,110
United States
Dollar 222,057 Euro 205,000 8/8/2023 (2,099)
Gross Unrealized Appreciation 1,110
Gross Unrealized Depreciation (2,099)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023

See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan, valued
at $290,139)—Note 2(c): –
Unaffiliated issuers 23,939,236 22,288,647
Affiliated issuers 399,486 399,486
Cash denominated in foreign currency 46 46
Interest receivable 227,215
Receivable for futures variation margin—Note 4 72,065
Unrealized appreciation on forward foreign currency
exchange contracts—Note 4 1,110
Dividends receivable 705
Securities lending income receivable 385
22,989,659
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 6,498
Liability for securities on loan—Note 2(c) 299,170
Unrealized depreciation on forward foreign currency
exchange contracts—Note 4 2,099
307,767
Net Assets ($) 22,681,892
Composition of Net Assets ($):
Paid-in capital 25,050,050
Total distributable earnings (loss) (2,368,158)
Net Assets ($) 22,681,892
Shares outstanding no par value (unlimited shares
authorized): 500,001
Net asset value per share 45.36
Market price per share 45.47

STATEMENT OF OPERATIONS
Year Ended June 30, 2023

See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 7,645
Interest 978,821
Income from securities lending—Note 2(c) 2,147
Total Income 988,613
Expenses:
Management fee—Note 3(a) 79,396
Total Expenses 79,396
Net Investment Income 909,217
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (651,494)
Net realized gain (loss) on futures 81,364
Net realized gain (loss) on forward foreign currency exchange contracts (1,984)
Net realized gain (loss) (572,114)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 155,537
Net change in unrealized appreciation (depreciation) on futures (37,154)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts (13,271)
Net change in unrealized appreciation (depreciation) 105,112
Net Realized and Unrealized Gain (Loss) on Investments (467,002)
Net Increase (Decrease) in Net Assets Resulting from Operations 442,215

STATEMENT OF CHANGES IN NET ASSETS

See Notes to Financial Statements
Year Ended
June 30, 2023
For the Period from
March 22, 2022
(a)
to
June 30, 2022
Operations ($):
Net investment income 909,217 225,556
Net realized gain (loss) on investments (572,114) (252,911)
Net change in unrealized appreciation (depreciation)
on investments 105,112 (1,753,981)
Net Increase (Decrease) in Net Assets Resulting
from Operations 442,215 (1,781,336)
Distributions ($):
Distributions to shareholders (865,717) (163,320)
Beneficial Interest Transactions ($):
Proceeds from shares sold — 25,000,050
Transaction fees—Note 5 — 50,000
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions — 25,050,050
Total Increase (Decrease) in Net Assets (423,502) 23,105,394
Net Assets ($):
Beginning of Period 23,105,394 —
End of Period 22,681,892 23,105,394
Changes in Shares Outstanding:
Shares sold — 500,001
Net Increase (Decrease) in Shares Outstanding — 500,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Year Ended
June 30, 2023
For the Period from
March 22, 2022
(a)
to
June 30, 2022
Per Share Data ($):
Net asset value, beginning of period 46.21 50.00
Investment Operations:
Net investment income
(b)
1.82 0.45
Net realized and unrealized gain (loss) on
investments (0.94) (4.01)
Total from Investment Operations 0.88 (3.56)
Distributions:
Dividends from net investment income (1.73) (0.33)
Transaction fees
(b)
— 0.10
Net asset value, end of period 45.36 46.21
Market price, end of period
(c)
45.47 46.46
Net Asset Value Total Return (%)
(d)
2.01 (6.94)
(e)
Market Price Total Return (%)
(d)
1.69 (6.44)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.35 0.35
(f)
Ratio of net investment income to average net assets 4.01 3.41
(f)
Portfolio Turnover Rate
(g)
53.59 13.06
Net Assets, end of period ($ x 1,000) 22,682 23,105
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Organization:
BNY Mellon Responsible Horizons Corporate Bond ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of seventeen series, including the fund.
The investment objective of the fund is to seek total return consisting of capital appreciation and income. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY
Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the
“Sub-Adviser” or “Insight”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New
York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities
Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “fund’s Shares.” The fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS
(continued)

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills), futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services
(each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a
Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board.
Overnight and certain other short-term debt instruments (excluding U.S. Treasury
Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The table below summarizes the inputs used as of June 30, 2023 in valuing the fund’s investments:
Fair Value Measurements
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 22,162,876 — 22,162,876
Municipal Securities — 9,226 — 9,226
U.S. Treasury Government
Securities — 116,545 — 116,545
Investment Companies 100,316 — — 100,316
Investment of Cash
Collateral for Securities
Loaned 299,170 — — 299,170
Other Financial Instruments:
Futures
††
19,640 — — 19,640
Forward Foreign Currency
Exchange Contracts
††
— 1,110 — 1,110
Liabilities ($)
Other Financial Instruments:
Futures
††
(17,083) — — (17,083)
Forward Foreign Currency
Exchange Contracts
††
— (2,099) — (2,099)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-
traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)

Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and
105% of the value of foreign securities loaned. Collateral equivalent to at least 100%
of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the year ended June 30, 2023, BNY
Mellon earned $293 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
ESG Investment Approach Risk: The fund’s incorporation of ESG considerations into its investment approach may cause it to make different investments than funds that invest principally in corporate bonds but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund’s exposure to certain sectors and/or types of investments, and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. Insight’s security selection process incorporates ESG data provided by third parties, which may be limited for certain issuers and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by Insight as part of its proprietary ESG process often lacks standardization, consistency and transparency, and for certain issuers such data may not be available complete or accurate. Insight’s evaluation of ESG factors relevant to a particular issuer may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate
ESG data from other sources or utilize other methodologies.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will

NOTES TO FINANCIAL STATEMENTS
(continued)

decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Some sovereign obligors have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, may have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund's shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of
ETFs that invest in domestic securities.
Debt Risk: The fund invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.
They may also decline because of factors that affect a particular industry.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the fund is treated as a separate entity.

As of and during the period ended June 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended June 30, 2023, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended June 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At June 30, 2023, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $164,499, accumulated capital losses
$851,515, and unrealized depreciation $1,681,142.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June
30, 2023. The fund has $798,748 of short-term capital losses and $52,767 of long-
term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended
June 30, 2023 and June 30, 2022 were as follows: ordinary income $865,717 and
$163,320, respectively.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.35% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expense, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended
June 30, 2023, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee

NOTES TO FINANCIAL STATEMENTS
(continued)

at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.175%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $6,498.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures, forward contracts and in-kind transactions, during the period ended June 30, 2023, amounted to $12,119,875 and $11,927,997, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and
Derivatives Association, Inc. Master Agreements or similar agreements (collectively,

“Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/
or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. The SEC adopted Rule 18f-4 under the Act, which regulates the use of derivative transactions for certain funds registered under the
Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the year ended
June 30, 2023 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statements of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statements of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2023, are set forth in the Statement of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of

NOTES TO FINANCIAL STATEMENTS
(continued)

Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by
Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2023 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations,
respectively.
Fair value of derivative instruments as of June 30, 2023 is shown below:
Statement of Assets and Liabilities location:
The effect of derivative instruments in the Statements of Operations during the year ended June 30, 2023 is shown below:
Statement of Operations location:
Derivative
Assets ($)
Derivative
Liabilities ($)
Interest rate risk 19,640
(a)
Interest rate risk (17,083)
(a)
Foreign exchange risk 1,110
(b)
Foreign exchange risk (2,099)
(b)
Gross fair value of
derivative contracts 20,750 (19,182)
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(b)
Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying Risk Futures
(a)
Forward
Contracts
(b)
Total
Interest rate 81,364 — 81,364
Foreign exchange — (1,984) (1,984)
Total 81,364 (1,984) 79,380
Net change in unrealized appreciation (depreciation)
on derivatives recognized in income ($)
Underlying Risk Futures
(c)
Forward
Contracts
(d)
Total
Interest rate (37,154) — (37,154)
Foreign exchange — (13,271) (13,271)
Total (37,154) (13,271) (50,425)
(a)
Net realized gain (loss) on futures.
(b)
Net realized gain (loss) on forward foreign currency exchange contracts.
(c)
Net change in unrealized appreciation (depreciation) on futures.
(d)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities”
require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the
Statement of Assets and Liabilities.
At June 30, 2023, derivative assets and liabilities (by type) on a gross basis are as follows:
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2023:
The following table summarizes the average market value of derivatives outstanding during the year ended June 30, 2023:
At June 30, 2023, the cost of investments for federal income tax purposes was
$24,369,275; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $1,681,142, consisting of gross appreciation of
$72,040 and gross depreciation of $1,753,182.
Derivative Financial Instruments: Assets ($) Liabilities ($)
Futures 19,640 (17,083)
Forward contracts 1,110 (2,099)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities 20,750 (19,182)
Derivatives not subject to  Master
Agreements 19,640 (17,083)
Total gross amount of derivative assets
and liabilities subject to Master
Agreements 1,110 (2,099)
Counterparty
Gross Amount of
Assets ($)
†
Financial Instruments
and Derivatives
Available for Offset ($)
Collateral
Received ($)
Net Amount of
Assets ($)
Goldman Sachs & Co. 1,110 (1,110) – –
Counterparty
Gross Amount of
Liabilities($)
†
Financial Instruments
and Derivatives
Available for Offset ($)
Collateral
Pledged ($)
Net Amount of
Liabilities ($)
Goldman Sachs & Co. (2,099) 1,110 – (989)
†
Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
Average Market Value ($)
Interest rate futures 2,789,910
Forward contracts 848,824

NOTES TO FINANCIAL STATEMENTS
(continued)

NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
As of June 30, 2023, BNY Mellon held 490,001 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended June 30, 2023, the fund had no in-kind transactions.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of BNY Mellon Responsible Horizons Corporate
Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Responsible
Horizons Corporate Bond ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust
(the “Trust”)), including the statement of investments, as of June 30, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended June 30, 2023 and the period from March 22, 2022 (commencement of operations) through June 30, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at June 30,
2023, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year ended June 30, 2023 and the period from March 22, 2022 (commencement of operations) through June 30, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”)
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the
Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
August 21, 2023

IMPORTANT TAX INFORMATION
(Unaudited)

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended June 30, 2023:
For federal tax purposes the fund hereby reports 67.23% of ordinary income dividends paid during the fiscal year ended June 30, 2023 as qualifying interest related dividends.

INFORMATION ABOUT THE REVIEW AND RENEWAL OF
THE FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS
(Unaudited)
39
At a meeting held February 8, 2023, the Board of Trustees of the Trust (the “Board”),
all the members of which are not “interested persons” of the Trust as defined in the
Investment Company Act of 1940, as amended, evaluated (i) a proposal to continue the Management Agreement between the Trust and BNY Mellon ETF Investment
Adviser, LLC (the “Adviser”) with respect to the BNY Mellon Responsible Horizons
Corporate Bond ETF (the “fund”); and (ii) a proposal to continue the sub-investment advisory agreement between the Adviser and Insight North America LLC (the “Sub-
Adviser”), an affiliate of the Adviser, on behalf of the fund (each of the Management
Agreement and the sub-investment advisory agreement, an “Agreement,” and collectively, the “Agreements”). The Trustees also met separately to consider the
Agreements. The Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under each respective Agreement,
(ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds,
(v) other benefits to the Adviser, Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of other actively-managed corporate bond exchange traded funds (“ETFs”) (the
“Performance Group”) and with a broader group of retail and institutional corporate bond funds and ETFs (the “Performance Universe”) for the one-year period ended
December 31, 2022; and (ii) comparing the fund’s contractual management fees and total expenses with a group of other actively-managed corporate bond ETFs (the
“Expense Group”) and, with respect to total expenses, with a broader group of actively-managed corporate bond ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s

INFORMATION ABOUT THE REVIEW AND RENEWAL OF THE FUND’S
MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)
40
responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an exchange-traded fund and considered the background and experience of the Adviser’s and the Sub-
Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the funds. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser.
With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund's total return performance was above the Performance Group and Performance Universe medians for the one-year period. Representatives of the
Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the
Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., other actively-managed corporate bond
ETFs. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund's contractual management fee was slightly higher than the Expense Group median and the fund's total expenses were slightly higher than the Expense Group median and the same as the Expense
Universe median total expenses.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the
Adviser by the fund and the respective services provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-Adviser's fee is paid by the Adviser and not the fund.

Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the
Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increases. The
Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints.
The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements are in the best interests of the fund and its shareholders.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
42
J. Charles Cardona (67)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
• BNY Mellon Family of Funds,  Interested Director  (2014 – 2018),
Independent Director  (2019 – Present)
• BNY Mellon Liquidity Funds, Director (2004 – Present) and Chairman (2019 – 2021) .
No. of Portfolios for which Board Member Serves: 39, including 22 managed by an affiliate of the Adviser
Kristen M. Dickey (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017)
No. of Portfolios for which Board Member Serves: 17
F. Jack Liebau, Jr. (59)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 17
Jill I. Mavro (51)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 17

Kevin W. Quinn (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 17
Stacy L. Schaus (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 17

OFFICERS OF THE TRUST
(Unaudited)

DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. since February 2021;
Head of North America Distribution, BNY
Mellon Investment Management since February
2023; Head of North America Product, BNY
Mellon Investment Management from January
2018 to February 2023. He is an officer of
53 investment companies (comprised of 103
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 45 years old and
has been an employee of BNY Mellon since
2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNY Mellon Investment
Adviser, Inc. and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 54 investment companies
(comprised of 123 portfolios) managed by the
Adviser or an affiliate of the Adviser.  He is 55
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Director of BNY Mellon Investment Adviser,
Inc. since February 2023; Vice President of
BNY Mellon Investment Adviser, Inc. since
September 2020; and Director – BNY Mellon
Fund Administration.  He is an officer of 54
investment companies (comprised of 123
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 64 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; and Managing Counsel
of BNY Mellon from December 2017 to
September 2021.  She is an officer of 54
investment companies (comprised of 123
portfolios) managed by the Adviser or an
affiliate of the Adviser.  She is 47 years old and
has been an employee of BNY Mellon since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon
since December 2019; Managing Counsel of
BNY Mellon from April 2014 to December
2019; and Secretary of BNY Mellon Investment
Adviser, Inc. He is an officer of 54 investment
companies (comprised of 123 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 56 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since December
1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; Counsel of BNY Mellon from
August 2018 to December 2021; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from February 2016 to
August 2018. She is an officer of 54 investment
companies (comprised of 123 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 32 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since August
2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 54 investment companies
(comprised of 123 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 58
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019;
Regulatory Administration Manager at BNY
Mellon Investment Management Services from
September 2018 to May 2019; and Senior
Regulatory Specialist at BNY Mellon Investment
Management Services from April 2015 to
August 2018. She is an officer of 54 investment
companies (comprised of 123 portfolios)
managed by the Adviser or an affiliate of the

Adviser. She is 38 years old and has been an
employee of BNY Mellon since June 2012.
JOANNE SKERRETT, Vice President and
Assistant Secretary since March 2023.
Managing Counsel of BNY Mellon since June
2022; and Senior Counsel with the Mutual
Fund Directors Forum, a leading funds industry
organization, from 2016 to June 2022.  She is an
officer of 54 investment companies (comprised
of 123 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 51 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 2022.
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Distribution, BNY Mellon Investment
Management since January 2018; Executive Vice
President of North America Product, BNY
Mellon Investment Management since April
2023; and Senior Vice President, Development
& Oversight of North America Product, BNY
Mellon Investment Management from 2010 to
March 2023. He is an officer of 53 investment
companies (comprised of 103 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 54 years old and has been an
employee of the Distributor since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Vice President of BNY Mellon Investment
Adviser, Inc. since December 2022; Head
of Product Management of North America
Distribution, BNY Mellon Investment
Management since January 2018; Executive
Vice President of North America Product,
BNY Mellon Investment Management since
April 2023, and Senior Vice President of North
America Product, BNY Mellon Investment
Management from 2010 to March 2023. He
is an officer of 53 investment companies
(comprised of 103 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is
46 years old and has been an employee of the
Distributor since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager-BNY Mellon Fund
Administration. He is an officer of 54
investment companies (comprised of 123
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 54 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 123
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 123
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of
BNY Mellon ETF Investment Adviser, LLC;
Managing Counsel of BNY Mellon from
December 2019 to August 2021; Counsel of
BNY Mellon from May 2016 to December
2019; and Assistant Secretary of BNY Mellon
Investment Adviser, Inc. from April 2018 to
August 2021. She is an officer of 54 investment
companies (comprised of 123 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 38 years old and has been an
employee of BNY Mellon since May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 47 investment companies (comprised of
116 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 54 years old and

OFFICERS OF THE TRUST
(Unaudited) (continued)

has been an employee of the Distributor since
1997.

For More Information
2023 BNY Mellon Securities Corporation
4863AR0623
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Responsible Horizons Corporate Bond ETF RHCB

Item 1. Reports to Stockholders (cont.).
(b)        Not applicable.
Item 2. Code of Ethics.
(a)        As of the period ended June 30, 2023 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)        During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)       During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a)        Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $42,450 in 2022 and $43,299 in 2023.
(b)        Audit-Related Fees
The aggregate fees billed for each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $12,000 in 2022 and $12,240 in 2023. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.
(c)        Tax Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $7600 in 2022 and $7,752 in 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification
.
(d)       All Other Fees
The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2022 and $0 in 2023.
(e)(1)   Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)   The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)        The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)        The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $500,896 in 2022 and $269,097 in 2023.
(h)        The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)         Not applicable.
(j)         Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)        The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant.  The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.
(b)        Not applicable.
Item 6. Investments.
(a)        The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)        Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S‑K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)
Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title)*       /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    08/21/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    08/21/2023

By (Signature and Title)*       /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    08/21/2023

*
Print the name and title of each signing officer under his or her signature.